Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Mar. 31, 2013
Current assets
Cash and cash equivalents	$ 1,386,737	$ 1,591,507
Accounts receivable, net	123,669	154,471
Investment tax credits receivable	292,712	293,806
Other tax credits	139,623	126,517
Prepaid expenses	16,120	22,345
Total Current Assets	1,958,861	2,188,646
Investments	905	198,037
Long term deposits	9,722	9,722
Intangible assets	13,814	24,615
Property and equipment, net	34,570	26,607
Total Assets	2,017,872	2,447,627
Current liabilities
Accounts payable	30,653	9,879
Accrued liabilities	55,320	66,591
Deferred revenue	225,465	217,065
Total current liabiliities	311,438	293,535
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable by the holder for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at March 31, 2014 and 2013.
Common shares, no par value, Unlimited authorized shares; 135,460,867 shares issued and outstanding as at March 31, 2014 and 135,460,867 shares as at March 31, 2013.	19,362,796	19,362,796
Additional paid-in capital	2,943,966	2,865,740
Accumulated deficit	(20,664,842)	(20,313,500)
Accumulated other comprehensive income	64,514	239,056
Total shareholders' equity	1,706,434	2,154,092
Total liability and equity	$ 2,017,872	$ 2,447,627